Fair Value of Financial Assets and Liabilities - Schedule of Valuation Techniques and Inputs (Details)	12 Months Ended
Dec. 31, 2025
Level 2 of fair value hierarchy [member] | Local Bank and Corporate Bonds [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Valuation Method	Discounted cash flows model
Description: Inputs and Sources	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on a Base Yield (Central Bank Bonds) and issuer spread. The model is based on daily prices and risk/maturity similarities between Instruments.
Level 2 of fair value hierarchy [member] | Offshore Bank and Corporate Bonds [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Description: Inputs and Sources	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Level 2 of fair value hierarchy [member] | Local Central Bank and Treasury Bonds [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Description: Inputs and Sources	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Level 2 of fair value hierarchy [member] | Mortgage Notes [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Description: Inputs and Sources	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on a Base Yield (Central Bank Bonds) and issuer spread. The model takes into consideration daily prices and risk/maturity similarities between instruments.
Level 2 of fair value hierarchy [member] | Time Deposits [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Description: Inputs and Sources	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Level 2 of fair value hierarchy [member] | Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Description: Inputs and Sources	Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market. Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market. Zero Coupon rates are calculated by using the bootstrapping method over swap rates.
Level 2 of fair value hierarchy [member] | FX Options [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Valuation Method	Black-Scholes Model
Description: Inputs and Sources	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.
Level 3 of fair value hierarchy [member] | Local Bank and Corporate Bonds [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Valuation Method	Discounted cash flows model
Description: Inputs and Sources	As inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Level 3 of fair value hierarchy [member] | Offshore Bank and Corporate Bonds [Member]
Schedule of Valuation Techniques and Inputs [Line Items]
Valuation Method	Discounted cash flows model
Description: Inputs and Sources	As inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.